Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 - PROPERTY AND EQUIPMENT

At December 31, 2016 and 2015, property and equipment consisted of the following:

	Useful Life	2016	2015
Leasehold improvements	5 Years	$23,976	$23,976
Less: accumulated depreciation		(14,372)	(13,274)
Property and equipment, net		$9,604	$10,702

For the years ended December 31, 2016 and 2015, depreciation and amortization expense amounted to $1,098 and $274, respectively.